Leases - Schedule of Net Book Value of Right-of-use Assets (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Gross Carrying Amount [Member]
Cost
Balance beginning		RM 2,352,677		RM 136,880
Additions		616,029		2,352,677
Derecognition				(136,880)
Balance Ending (in Dollars)		2,968,706	$ 664,213	2,352,677
Gross Carrying Amount [Member] | Property [Member]
Cost
Balance beginning	[1]	2,352,677
Additions	[1]	616,029		2,352,677
Derecognition	[1]
Balance Ending (in Dollars)	[1]	2,968,706	664,213	2,352,677
Gross Carrying Amount [Member] | Farm [Member]
Cost
Balance beginning	[2]			136,880
Additions	[2]
Derecognition	[2]			(136,880)
Balance Ending (in Dollars)	[2]
Accumulated Depreciation and Amortisation [Member]
Cost
Balance beginning		211,384		111,992
Derecognition				(136,880)
Balance Ending (in Dollars)		691,498	154,715	211,384
Accumulated depreciation
Charge for the year		480,114		236,272
Accumulated Depreciation and Amortisation [Member] | Property [Member]
Cost
Balance beginning	[1]	211,384
Derecognition	[1]
Balance Ending (in Dollars)	[1]	691,498	154,715	211,384
Accumulated depreciation
Charge for the year	[1]	480,114		211,384
Accumulated Depreciation and Amortisation [Member] | Farm [Member]
Cost
Balance beginning	[2]			111,992
Derecognition	[2]			(136,880)
Balance Ending (in Dollars)	[2]
Accumulated depreciation
Charge for the year	[2]			24,888
Net Book Value [Member]
Cost
Balance beginning		2,141,293		24,888
Balance Ending (in Dollars)		2,277,208	509,498	2,141,293
Net Book Value [Member] | Property [Member]
Cost
Balance beginning	[1]	2,141,293
Balance Ending (in Dollars)	[1]	2,277,208	509,498	2,141,293
Net Book Value [Member] | Farm [Member]
Cost
Balance beginning	[2]			24,888
Balance Ending (in Dollars)	[2]

[1]	Property - right-of-use assets The Group leases three properties (2023: two) to place CEA vertical farms and office with two of the leases with lease term of three years and a lease with a lease term of two years (2023: three years). For all three leases, the Company has the option to renew the lease for another three years.
[2]	Farm - right-of-use assets In 2021, the Group sold a CEA vertical farm to a customer and later leased back the farm from the customer with a lease term of 2 years. The transactions are accounted as a sale-and-leaseback transaction under IFRS 16. There is no option to renew and the lease ended in April 30, 2023.